Acquisitions of Consolidated Entities	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Acquisitions of Consolidated Entities
Note 4. Acquisitions of Consolidated Entities
Year 2017
Effective October 1, 2017, the Group completed the acquisition of a metal processing company based in Europe. Pursuant to the transaction, the Group acquired the company which equaled the fair values of the identifiable assets acquired and the liabilities assumed on the closing date. Goodwill of  $502 was recognized upon the acquisition of the metal processing company. The amount of acquisition-related costs was nominal, which was included in selling, general and administrative expenses in profit or loss. This acquisition was not considered a material business combination and did not have material impact on the Group’s financial position.
Year 2016
Effective February 1, 2016, the Group completed the acquisition of a western European bank, MFC Merchant Bank Ltd. (the “Bank”). Pursuant to the transaction, the Group acquired the Bank for total purchase consideration of  $142,419 which equaled the fair values of the identifiable assets acquired and the liabilities assumed on the closing date. There were no goodwill or intangible assets acquired. The amount of acquisition-related costs was nominal, which was included in selling, general and administrative expenses in profit or loss. This acquisition was not considered a material business combination and did not have material impact on the Group’s financial position.
Year 2015
There were no business combinations in 2015.